Quarterly Financial Data (Unaudited) - Selected Unaudited Quarterly Financial Information (Parenthetical) (Detail) $ in Millions	3 Months Ended
Dec. 31, 2015 USD ($)
MEA [Member]
Quarterly Financial Information [Line Items]
Actuarial loss (gain)	$ 26